Xtrackers Russell US Multifactor ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	81 Months Ended	109 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Comprehensive Factor Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.51%	10.01%		10.79%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%	14.22%	13.85%
Xtrackers Russell US Multifactor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.75%	9.35%		10.11%
Xtrackers Russell US Multifactor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.51%	7.64%		8.55%
Xtrackers Russell US Multifactor ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.39%	9.89%		10.63%
Performance Inception Date	Nov. 24, 2015